STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common stock Initial stockholder sale on February 15, 2018	Common stock Private placement on May 18, 2018	Common stock Private placement on May 29, 2018	Common stock IPO	Common stock Over-allotment option	Common stock	Additional Paid-in Capital Initial stockholder sale on February 15, 2018	Additional Paid-in Capital Private placement on May 18, 2018	Additional Paid-in Capital Private placement on May 29, 2018	Additional Paid-in Capital IPO	Additional Paid-in Capital Over-allotment option	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit) Over-allotment option	Retained Earnings (Accumulated Deficit)	Initial stockholder sale on February 15, 2018	Private placement on May 18, 2018	Private placement on May 29, 2018	IPO	Over-allotment option	Total
Balance at beginning of period at Jan. 22, 2018						$ 0						$ 0		$ 0						$ 0
Balance at beginning of period (in shares) at Jan. 22, 2018						0
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Issuance of common stock	$ 575	$ 80	$ 9	$ 2,000	$ 300		$ 24,425	$ 7,999,920	$ 899,991	$ 195,353,378	$ 29,399,700				$ 25,000	$ 8,000,000	$ 900,000	$ 195,355,378	$ 29,400,000
Issuance of common stock (in shares)	5,750,000	800,000	90,000	20,000,000	3,000,000
Common stock subject to possible redemption						$ (2,283)						(230,591,129)								(230,593,412)
Common stock subject to possible redemption (in shares)						(22,831,030)
Net income														1,913,035						1,913,035
Balance at end of period at Dec. 31, 2018					$ 681	$ 681					3,086,285	3,086,285	$ 1,913,035	1,913,035					5,000,001	$ 5,000,001
Balance at end of period (in shares) at Dec. 31, 2018					6,808,970	6,808,970														6,808,970
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Common stock subject to possible redemption						$ (8)						(809,783)								$ (809,791)
Common stock subject to possible redemption (in shares)						(80,177)
Net income														809,791						809,791
Balance at end of period at Mar. 31, 2019						$ 673						2,276,502		2,722,826						5,000,001
Balance at end of period (in shares) at Mar. 31, 2019						6,728,793
Balance at beginning of period at Dec. 31, 2018					$ 681	$ 681					$ 3,086,285	3,086,285	$ 1,913,035	1,913,035					$ 5,000,001	$ 5,000,001
Balance at beginning of period (in shares) at Dec. 31, 2018					6,808,970	6,808,970														6,808,970
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Common stock subject to possible redemption						$ 28						1,913,007		(4,643,494)						$ (2,730,459)
Common stock subject to possible redemption (in shares)						278,889
Net income														2,730,459						2,730,459
Balance at end of period at Dec. 31, 2019						$ 709						4,999,292								$ 5,000,001
Balance at end of period (in shares) at Dec. 31, 2019						7,087,859														7,087,859
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Common stock subject to possible redemption						$ 4						(4)		124,540						$ 124,540
Common stock subject to possible redemption (in shares)						42,553
Net income														$ (124,540)						(124,540)
Balance at end of period at Mar. 31, 2020						$ 713						$ 4,999,288								$ 5,000,001
Balance at end of period (in shares) at Mar. 31, 2020						7,130,412														7,130,412